GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [text block] [Abstract]
Disclosure of interests in other entities [text block]
		Country	Functional	As December 31, 2019			As December 31, 2018			As December 31, 2017
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	Chile	US$	-	-	-	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
Foreign	Connecta Corporation	U.S.A.	US$	100.0000	0.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	99.9714	0.0286	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	99.9999	0.0001	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	99.8900	0.1100	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	96.2208	3.7792	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	99.9800	0.0200	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	99.0000	1.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000
(*)	As of December 31, 2019, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.

Schedule Of Financial Information [Table Text Block]
		Statement of financial position									Net Income
											For the year ended
											December 31,
		As of December 31, 2019			As of December 31, 2018			As of December 31, 2017			2019	2018	2017
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity		Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
						Restated			Restated			Restated	Restated
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	-	-	-	10,841	3,909	6,932	6,771	2,197	4,574	-	2,385	1,833
96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	632,673	1,487,248	(853,624)	526,017	1,281,800	(751,960)	499,345	1,101,548	(596,406)	(26,551)	(48,061)	(35,943)
Foreign	Latam Airlines Perú S.A.	519,363	510,672	8,691	419,325	409,221	10,104	315,607	303,204	12,403	(3,550)	5,416	1,205
93.383.000-4	Lan Cargo S.A.	634,852	462,666	172,186	513,367	336,715	176,652	584,169	371,934	212,235	(4,157)	(34,322)	(30,220)
Foreign	Connecta Corporation	64,110	24,023	40,087	66,593	28,183	38,410	38,735	17,428	21,487	1,677	16,923	13,030
Foreign	Prime Airport Services Inc. and Subsidiary (*)	22,068	23,102	(1,034)	15,817	17,654	(1,837)	12,671	15,722	(3,051)	802	1,225	857
96.951.280-7	Transporte Aéreo S.A.	359,335	142,423	216,912	331,496	129,233	202,263	324,498	104,357	220,141	14,610	(17,609)	2,172
96.631.520-2	Fast Air Almacenes de Carga S.A.	20,182	12,601	7,581	17,057	9,614	7,443	12,931	4,863	8,068	796	(3)	939
Foreign	Laser Cargo S.R.L.	(10)	-	(10)	26	13	13	18	27	(9)	-	(3)	2
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	48,929	15,228	33,450	53,326	13,040	40,028	66,039	42,271	18,808	(6,579)	19,121	3,438
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	65,422	78,890	(12,111)	181,522	192,059	(9,614)	144,884	156,005	(10,112)	(2,497)	497	3,389
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (*)	1,329	50	1,279	1,383	50	1,333	11,681	5,201	6,377	(54)	(4,774)	1,561
96.847.880-K	Technical Trainning LATAM S.A.	2,378	1,075	1,303	2,879	1,031	1,848	1,967	367	1,600	(282)	884	109
Foreign	Latam Finance Limited	1,362,762	1,531,238	(168,476)	679,034	756,774	(77,740)	678,289	708,306	(30,017)	(90,736)	(47,723)	(30,017)
Foreign	Peuco Finance Limited	664,458	664,458	-	608,191	608,191	-	608,191	608,191	-	-	-	-
Foreign	Profesional Airline Services INC.	3,509	1,950	1,559	2,430	1,967	463	3,703	3,438	265	1,096	197	294
Foreign	Jarletul S.A.	150	860	(710)	18	125	(107)	-	-	-	(603)	(107)	-
Foreign	TAM S.A. and Subsidiaries (*)	5,090,180	3,550,875	1,539,305	4,420,546	3,256,017	1,164,529	4,490,714	3,555,423	856,829	186,140	389,072	160,582
(*)	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.